FINANCIAL RISK MANAGEMENT - Sensitivity Analysis For Foreign Currency Risk (Details) - Foreign currency risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
GBP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on net income (loss)	$ (6)	$ (5)	$ 10
Impact of 10% increase on net income (loss)	6	5	(10)
Impact of 10% decrease on parent equity	(130)	(150)	131
Impact of 10% increase on parent equity	130	150	(131)
BRL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of 10% decrease on net income (loss)	(15)	(12)	13
Impact of 10% increase on net income (loss)	15	12	(13)
Impact of 10% decrease on parent equity	(9)	(14)	34
Impact of 10% increase on parent equity	$ 9	$ 14	$ (34)